Note 4 - Notes Payable - Related Parties (Details Textual) - The Notes [Member] - USD ($)		3 Months Ended
	May 10, 2024	Jun. 30, 2024
Debt Instrument, Original Issue Discount Rate	10.00%
Debt Instrument, Face Amount	$ 150,000
Proceeds from Issuance of Debt	$ 135,000
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Maturity Requirement, Minimum Gross Proceeds From Common Stock Issuance	$ 5,000,000
Debt Instrument, Unamortized Discount	$ 15,000
Interest Expense, Debt		$ 7,292
Amortization of Debt Discount (Premium)		4,167
Interest Payable		$ 3,125